Use of estimates and critical accounting judgements - CGU (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Oct. 01, 2018	Dec. 31, 2017	Oct. 01, 2017
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Goodwill	€ 5,452		€ 5,248
IP/Optical Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections		9.10%		9.30%
Goodwill	1,871		1,847
Mobile Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections		9.20%		8.90%
Goodwill	€ 963		€ 950